Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents		$ 30,417	[1]	$ 24,680		$ 8,320
Short-Term Investments		27,528		50,648		94,696
Long-Term Investments						54,816
Total Financial Assets		57,945		75,328
Total Financial Liabilities		1,779		1,630		36,736
Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents		30,417	[1]	22,481	[2]	5,868	[2]
Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]			2,199		1,805
Short-Term Investments		23,882		39,564		71,349
Long-Term Investments						42,457
U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		650		2,181		3,408
Long-Term Investments						2,196
Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		2,996		5,248		2,551
Long-Term Investments						5,410
Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]					647
Short-Term Investments				3,655		16,387
Long-Term Investments						3,753
Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments						1,001
Long-Term Investments						1,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		7		7		140
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		659		654		7,356
Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		497		405
Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		616		564		29,240
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents		30,417	[1]	24,680		5,868
Short-Term Investments		650		2,181		3,408
Long-Term Investments						2,196
Total Financial Assets		31,067		26,861
Total Financial Liabilities		659		654		7,356
Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents		30,417	[1]	22,481	[2]	5,868	[2]
Fair Value, Inputs, Level 1 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]			2,199
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 1 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		650		2,181		3,408
Long-Term Investments						2,196
Fair Value, Inputs, Level 1 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 1 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 1 [Member] | Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		659		654		7,356
Fair Value, Inputs, Level 1 [Member] | Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents			[1]			2,452
Short-Term Investments		26,878		48,467		91,288
Long-Term Investments						52,620
Total Financial Assets		26,878		48,467
Total Financial Liabilities		7		7		140
Fair Value, Inputs, Level 2 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents			[1]		[2]		[2]
Fair Value, Inputs, Level 2 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]					1,805
Short-Term Investments		23,882		39,564		71,349
Long-Term Investments						42,457
Fair Value, Inputs, Level 2 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 2 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments		2,996		5,248		2,551
Long-Term Investments						5,410
Fair Value, Inputs, Level 2 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]					647
Short-Term Investments				3,655		16,387
Long-Term Investments						3,753
Fair Value, Inputs, Level 2 [Member] | Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments						1,001
Long-Term Investments						1,000
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		7		7		140
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents			[1]
Short-Term Investments
Long-Term Investments
Total Financial Assets
Total Financial Liabilities		1,113		969		29,240
Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents			[1]		[2]		[2]
Fair Value, Inputs, Level 3 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 3 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 3 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 3 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and Cash Equivalents	[2]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 3 [Member] | Certificate of Deposit [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-Term Investments
Long-Term Investments
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities
Fair Value, Inputs, Level 3 [Member] | Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		497		405
Fair Value, Inputs, Level 3 [Member] | Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total Financial Liabilities		$ 616		$ 564		$ 29,240

[1]	Included in total cash and cash equivalents in the condensed consolidated balance sheets.
[2]	Included in total cash and cash equivalents on the Consolidated Balance Sheets.